UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 29, 2015

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
May 31, 2015
unaudited
Bonds, notes & other debt instruments 93.08% U.S. Treasury bonds & notes 29.96% U.S. Treasury 15.40%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2016	$5,000	$5,003
U.S. Treasury 0.625% 2016	200,000	200,446
U.S. Treasury 1.50% 2016[1]	90,560	91,699
U.S. Treasury 1.75% 2016	7,000	7,101
U.S. Treasury 1.00% 2017	114,000	114,923
U.S. Treasury 1.00% 2017	50,000	50,311
U.S. Treasury 1.375% 2020	100,000	99,660
U.S. Treasury 2.125% 2021	50,000	51,001
U.S. Treasury 1.75% 2022	90,000	89,310
U.S. Treasury 1.875% 2022	5,000	5,003
		714,457
U.S. Treasury inflation-protected securities 14.56%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	37,433	37,665
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	14,273	14,533
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	210,413	219,077
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	20,787	21,110
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	151,212	153,056
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	231,237	230,215
		675,656
Total U.S. Treasury bonds & notes		1,390,113
Corporate bonds & notes 19.09% Financials 7.79%
AIG Global Funding 1.65% 2017[3]	20,000	20,101
American Express Credit Co. 1.55% 2017	8,110	8,153
Bank of America Corp. 1.067% 2016[4]	7,500	7,527
Bank of America Corp. 1.25% 2017	12,500	12,515
Bank of America Corp. 1.75% 2018	17,210	17,195
Bank of New York Mellon Corp. 0.815% 2018[4]	20,000	20,089
Bank of Nova Scotia 0.482% 2016[4]	20,000	20,012
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,293
BNP Paribas 0.723% 2017[4]	14,845	14,875
BNP Paribas 2.375% 2020	3,125	3,128
Citigroup Inc. 1.70% 2018	7,000	6,968
Citigroup Inc. 1.216% 2016[4]	8,510	8,548
Credit Suisse Group AG 1.375% 2017	21,225	21,245
Goldman Sachs Group, Inc. 2.60% 2020	3,320	3,331
JPMorgan Chase & Co. 2.25% 2020	26,145	26,024
MetLife Global Funding I 1.30% 2017[3]	10,000	10,026
MetLife Global Funding I 2.30% 2019[3]	6,745	6,829
Morgan Stanley 3.80% 2016	5,890	6,051
New York Life Global Funding 1.95% 2020[3]	3,645	3,628
PNC Bank 1.50% 2017	2,000	2,010
PRICOA Global Funding I 1.35% 2017[3]	2,000	2,001
Short-Term Bond Fund of America — Page 1 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Canada 1.20% 2017	$21,260	$21,368
Scentre Group 2.375% 2019[3]	1,380	1,390
Scentre Group 2.375% 2021[3]	2,970	2,924
Scentre Group 3.50% 2025[3]	2,975	2,973
Société Générale 3.10% 2015[3]	4,000	4,026
Toronto-Dominion Bank 1.625% 2018	23,300	23,499
US Bancorp. 0.656% 2019[4]	20,000	20,064
US Bank NA 1.375% 2017	15,000	15,070
WEA Finance LLC 1.75% 2017[3]	14,420	14,480
Wells Fargo & Co. 1.15% 2017	21,225	21,218
		361,561
Energy 3.44%
Chevron Corp. 1.365% 2018	9,040	9,067
Exxon Mobil Corp. 1.305% 2018	25,985	26,048
Exxon Mobil Corp. 0.391% 2019[4]	31,820	31,885
Petróleos Mexicanos 3.50% 2020[3]	20,000	20,328
Shell International Finance BV 2.125% 2020	14,200	14,276
Statoil ASA 2.25% 2019	18,660	18,964
Total Capital Canada Ltd. 1.45% 2018	4,980	5,004
Total Capital International 0.75% 2016	10,000	10,022
Total Capital International 1.50% 2017	5,000	5,058
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,275
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,637
		159,564
Health care 3.24%
AbbVie Inc. 1.80% 2018	17,500	17,530
AbbVie Inc. 3.20% 2022	1,670	1,677
Aetna Inc. 1.50% 2017	3,088	3,104
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,384
Eli Lilly and Co. 1.25% 2018	7,400	7,415
EMD Finance LLC 1.70% 2018[3]	7,000	7,029
EMD Finance LLC 2.40% 2020[3]	25,775	26,021
Gilead Sciences, Inc. 2.35% 2020	3,000	3,059
Johnson & Johnson 0.70% 2016	2,000	2,006
Medtronic, Inc. 1.50% 2018[3]	5,265	5,277
Merck & Co., Inc. 0.616% 2018[4]	26,200	26,318
Merck & Co., Inc. 1.85% 2020	15,320	15,302
Pfizer Inc. 0.571% 2018[4]	10,000	10,035
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,015
Sutter Health 1.09% 2053	7,475	7,466
UnitedHealth Group Inc. 1.875% 2016	3,000	3,048
UnitedHealth Group Inc. 1.40% 2017	9,785	9,847
		150,533
Consumer discretionary 1.53%
Amazon.com, Inc. 2.60% 2019	5,000	5,093
DaimlerChrysler North America Holding Corp. 1.45% 2016[3]	1,000	1,006
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	3,270	3,272
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	6,285	6,278
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,505
Toyota Motor Credit Corp. 1.45% 2018	20,000	20,120
Short-Term Bond Fund of America — Page 2 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 2.15% 2020	$23,000	$23,161
Volkswagen Group of America Finance, LLC 1.60% 2017[3]	4,500	4,526
		70,961
Information technology 1.11%
Apple Inc. 0.90% 2017	25,825	25,884
International Business Machines Corp. 0.45% 2016	8,305	8,303
International Business Machines Corp. 2.00% 2016	2,500	2,524
International Business Machines Corp. 1.125% 2018	10,000	9,963
Oracle Corp. 2.50% 2022	5,000	4,929
		51,603
Industrials 0.84%
General Electric Capital Corp. 0.532% 2017[4]	5,000	5,018
General Electric Capital Corp. 2.30% 2017	10,000	10,248
General Electric Capital Corp. 2.45% 2017	14,840	15,234
Raytheon Co. 6.75% 2018	1,225	1,404
Siemens AG 1.45% 2018[3]	7,000	7,008
		38,912
Utilities 0.48%
Duke Energy Progress Inc. 0.461% 2017[4]	8,540	8,519
Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,849
		22,368
Materials 0.34%
Chevron Phillips Chemical Company LLC 1.70% 2018[3]	8,000	8,033
Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,486
		15,519
Telecommunication services 0.24%
Verizon Communications Inc. 2.625% 2020	10,953	11,050
Consumer staples 0.08%
Coca-Cola Co. 0.75% 2016	2,000	2,002
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,808
		3,810
Total corporate bonds & notes		885,881
Asset-backed obligations 16.42%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,5]	5,415	5,415
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,5]	6,000	6,186
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[3,5]	14,250	14,401
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	20,480	20,607
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,5]	1,900	1,900
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	21,125	21,150
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	23,255	23,366
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	12,880	12,850
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class C, 2.86% 2017[5]	4,172	4,183
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	10,640	10,643
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	6,000	5,997
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,375	1,378
Short-Term Bond Fund of America — Page 3 of 11

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	$4,829	$4,822
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.674% 2023[3,4,5,6]	17,020	17,020
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	12,525	12,565
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[5]	14,295	14,390
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,000	4,027
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.175% 2021[3,4,5,6]	2,000	2,000
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	2,000	2,005
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	2,900	2,907
CarMaxAuto Owner Trust, Series 2015-1, Class A-3, 1.38% 2019[5]	2,000	2,009
CarMaxAuto Owner Trust, Series 2015-2, Class A-3, 1.37% 2020[5]	18,230	18,249
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	243	249
Chase Issuance Trust, Series 2015-A-6, Class A-6, 0.437% 2019[4,5]	3,200	3,200
Chase Issuance Trust, Series 2015-A-1, Class A, 0.506% 2020[4,5]	26,035	26,054
Chase Issuance Trust, Series 2015-A-2, Class A, 1.59% 2020[5]	8,000	8,064
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.598% 2026[3,4,5]	9,885	9,887
Chesapeake Funding LLC, Series 2015-1-A, Class A, 0.672% 2027[3,4,5]	8,000	8,002
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,5]	40,510	40,492
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	2,500	2,507
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	10,000	9,962
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.532% 2020[4,5]	23,420	23,485
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	24,330	24,655
Drive Auto Receivables Trust, Series 2015-B-A, Class A-3, 1.30% 2018[3,5]	6,000	6,014
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	14,700	14,891
Drivetime Auto Owner Trust, Series 2015-1-A, Class A, 1.06% 2018[3,5]	11,878	11,882
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	7,151	7,147
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5]	11,000	11,022
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	5,000	4,991
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[5]	5,520	5,534
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	12,010	12,216
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	12,600	12,638
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[5]	8,200	8,209
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.722% 2027[3,4,5]	15,214	15,225
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.581% 2028[3,4,5]	13,774	13,775
Hertz Fleet Lease Funding LP, Series 2014-1-B, 0.922% 2028[3,4,5]	2,700	2,701
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	25,000	25,052
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,5]	5,300	5,381
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,6,7]	32,646	32,474
Navient Student Loan Trust, Series 2015-2, Class A-1, 0.49% 2024[4,5]	4,000	4,001
Navient Student Loan Trust, Series 2015-2, Class A-2, 0.64% 2029[4,5]	3,000	3,003
Prestige Auto Receivables Trust, Series 2015-1, Class A-3, 1.53% 2021[3,5]	9,000	8,975
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,5]	3,750	3,736
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,5]	6,120	6,093
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	5,526	5,565
Santander Drive Auto Receivables Trust, Series 2013-2, Class B, 1.33% 2016[5]	8,595	8,605
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	28,906	29,067
Santander Drive Auto Receivables Trust, Series 2014-1, Class A-3, 0.87% 2018[5]	10,980	10,987
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[5]	25,000	25,016
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[5]	6,000	6,012
Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56% 2018[5]	584	585
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	5,000	5,018
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	3,980	4,000
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[5]	2,715	2,750
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	797	803
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	2,000	2,004
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	3,182	3,193
Short-Term Bond Fund of America — Page 4 of 11

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	$2,200	$2,205
Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.16% 2020[5]	9,417	9,504
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	26,710	26,872
Trade Maps Ltd., 2013-1-A-A, 0.872% 2018[3,4,5]	13,040	13,042
Trade Maps Ltd., 2013-1-A-B, 1.422% 2018[3,4,5]	5,040	5,045
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,5]	12,790	12,761
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.703% 2022[4,5]	6,625	6,636
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,500	2,497
		761,754
Mortgage-backed obligations 16.16% Federal agency mortgage-backed obligations 8.14%
Fannie Mae 4.00% 2019[5]	4,454	4,693
Fannie Mae 4.00% 2019[5]	1,963	2,068
Fannie Mae 4.00% 2019[5]	1,846	1,945
Fannie Mae 5.00% 2023[5]	753	837
Fannie Mae 5.00% 2023[5]	527	585
Fannie Mae 3.50% 2025[5]	1,833	1,950
Fannie Mae 4.50% 2025[5]	4,788	5,141
Fannie Mae 3.50% 2026[5]	3,895	4,142
Fannie Mae 3.50% 2035[5]	18,353	19,336
Fannie Mae 6.00% 2038[5]	6,885	7,876
Fannie Mae 6.00% 2038[5]	2,850	3,261
Fannie Mae 6.00% 2038[5]	216	248
Fannie Mae 2.335% 2039[4,5]	811	870
Fannie Mae 2.465% 2039[4,5]	1,084	1,162
Fannie Mae 3.58% 2039[4,5]	959	1,029
Fannie Mae 5.00% 2041[5]	6,097	6,840
Fannie Mae, Series 2007-114, Class A7, 0.371% 2037[4,5]	7,500	7,409
Freddie Mac 5.50% 2024[5]	11,493	12,259
Freddie Mac 5.50% 2034[5]	800	911
Freddie Mac 3.50% 2035[5]	49,310	51,836
Freddie Mac 5.50% 2036[5]	649	732
Freddie Mac 2.349% 2039[4,5]	421	450
Freddie Mac 3.155% 2041[4,5]	7,285	7,709
Government National Mortgage Assn. 4.00% 2045[5,8]	100,000	106,355
Government National Mortgage Assn. 5.46% 2059[5]	12,666	13,276
Government National Mortgage Assn. 4.692% 2061[5]	1,006	1,083
Government National Mortgage Assn. 4.70% 2061[5]	5,824	6,269
Government National Mortgage Assn. 4.70% 2061[5]	930	997
Government National Mortgage Assn. 4.72% 2061[5]	432	462
Government National Mortgage Assn. 4.771% 2061[5]	528	565
Government National Mortgage Assn. 4.774% 2061[5]	503	539
Government National Mortgage Assn. 4.804% 2061[5]	887	948
Government National Mortgage Assn. 4.822% 2061[5]	2,516	2,692
Government National Mortgage Assn. 5.104% 2061[5]	1,650	1,775
Government National Mortgage Assn. 5.110% 2061[5]	1,858	2,040
Government National Mortgage Assn. 4.669% 2063[5]	927	999
Government National Mortgage Assn. 4.676% 2063[5]	1,887	2,033
Government National Mortgage Assn. 4.691% 2063[5]	2,098	2,263
Government National Mortgage Assn. 4.715% 2063[5]	2,268	2,441
Government National Mortgage Assn. 5.097% 2063[5]	981	1,053
Government National Mortgage Assn. 0.803% 2064[4,5]	570	574
Government National Mortgage Assn. 4.675% 2064[5]	2,007	2,162
Government National Mortgage Assn. 4.694% 2064[5]	2,118	2,282
Short-Term Bond Fund of America — Page 5 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.701% 2064[5]	$2,183	$2,352
Government National Mortgage Assn. 4.762% 2064[5]	4,276	4,634
Government National Mortgage Assn. 4.777% 2064[5]	2,044	2,204
Government National Mortgage Assn. 4.799% 2064[5]	2,112	2,278
Government National Mortgage Assn. 5.053% 2064[5]	1,410	1,494
Government National Mortgage Assn. 6.549% 2064[5]	733	801
Government National Mortgage Assn. 6.64% 2064[5]	3,449	3,740
Government National Mortgage Assn., Series 2012-H12, Class FT, 0.93% 2062[4,5]	3,858	3,890
Government National Mortgage Assn., Series 2014, Class H-08, 0.85% 2064[4,5]	18,632	18,734
Government National Mortgage Assn., Series 2012, Class H-20, 1.021% 2062[4,5]	43,134	43,648
		377,872
Commercial mortgage-backed securities 6.61%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	16,998	17,341
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.758% 2038[4,5]	4,673	4,789
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.896% 2040[4,5]	11,374	12,255
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	3,291	3,554
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	9,500	9,755
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	1,078	1,124
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	10,637	11,064
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	16,165	16,504
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	4,564	4,624
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[4,5]	4,323	4,461
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	6,795	7,194
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	18,573	20,123
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044[5]	1,034	1,035
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	12,970	12,998
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	33,300	33,594
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037[5]	2,072	2,072
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[4,5]	4,373	4,512
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	2,182	2,250
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	12,731	13,312
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	965	1,019
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[4,5]	7,647	8,172
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	3,166	3,424
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.065% 2044[4,5]	7,713	8,358
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	10,095	10,352
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	10,000	10,599
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.868% 2046[4,5]	10,988	11,367
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[5]	5,901	6,192
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[4,5]	6,795	7,347
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073% 2042[4,5]	219	219
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.194% 2042[4,5]	2,244	2,250
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	15,454	16,216
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	9,000	9,506
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[4,5]	17,573	18,132
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.712% 2043[4,5]	6,048	6,282
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	4,302	4,476
		306,472
Short-Term Bond Fund of America — Page 6 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities 1.15%	Principal amount (000)	Value (000)
Bank of Montreal 2.85% 2015[3,5]	$5,000	$5,002
Royal Bank of Canada 0.625% 2016[5]	33,448	33,476
Westpac Banking Corp. 1.375% 2015[3,5]	10,000	10,010
Westpac Banking Corp. 2.00% 2021[3,5]	5,000	5,017
		53,505
Collateralized mortgage-backed (privately originated) 0.26%
Freddie Mac, Series 2014-DN1, Class M-1, 1.171% 2024[4,5]	3,639	3,642
Freddie Mac, Series 2015-DN1, Class M-1, 1.431% 2025[4,5]	8,161	8,178
		11,820
Total mortgage-backed obligations		749,669
Federal agency bonds & notes 5.80%
Fannie Mae 0.50% 2015	20,000	20,008
Fannie Mae 5.00% 2016	31,070	32,212
Fannie Mae 1.00% 2017	41,750	41,743
Fannie Mae 1.75% 2019	4,000	4,044
Fannie Mae 1.75% 2019	3,000	3,039
Fannie Mae 1.50% 2020	6,000	5,966
Fannie Mae 1.625% 2020	5,000	5,021
Fannie Mae 2.625% 2024	2,000	2,045
Federal Home Loan Bank 0.375% 2015	25,000	25,009
Federal Home Loan Bank 0.375% 2016	44,400	44,426
Federal Home Loan Bank 0.50% 2016	2,500	2,500
Federal Home Loan Bank 0.625% 2016	5,000	5,001
Federal Home Loan Bank 0.625% 2017	5,000	4,988
Federal Home Loan Bank 1.125% 2018	7,000	7,033
Freddie Mac 0.50% 2017	6,000	5,989
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	8,110	8,398
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	7,110	7,230
Private Export Funding Corp. 1.375% 2017	36,930	37,230
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	4,000	4,091
United States Agency for International Development, Tunisia (Kingdom of) 2.452% 2021	3,000	3,088
		269,061
Bonds & notes of governments & government agencies outside the U.S. 3.69%
Asian Development Bank 0.75% 2017	4,000	4,061
Bank of England 1.25% 2018[3]	6,500	6,544
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,022
European Investment Bank 0.875% 2017	2,000	2,004
European Investment Bank 1.25% 2018	5,000	5,002
European Investment Bank 1.25% 2018	6,000	6,037
European Investment Bank 1.625% 2020	12,000	12,016
European Investment Bank 2.50% 2024	2,500	2,551
European Investment Bank 1.875% 2025	5,000	4,844
Finland (Republic of) 1.00% 2018[3]	5,000	4,995
Inter-American Development Bank 0.625% 2016	5,000	5,005
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,982
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,926
KfW 0.875% 2017	3,000	2,986
KfW 1.00% 2018	8,000	7,979
KfW 1.50% 2020	8,000	7,949
KfW 2.00% 2025	5,000	4,909
Short-Term Bond Fund of America — Page 7 of 11

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kingdom of Denmark 0.875% 2017[3]	$2,000	$2,004
Oesterreichische Kontrollbank AG 0.75% 2017	5,000	4,998
Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	60,500	60,585
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	1,009
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,041
Swedish Government 1.00% 2017[3]	5,000	5,012
Swedish Government 1.125% 2018[3]	4,900	4,935
		171,396
Municipals 1.96%
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	4,993
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-4, 1.45% 2045 (put 2017)	925	930
State of Florida, Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2015	8,180	8,313
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,820	1,962
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 1.298% 2016	20,970	21,081
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,245
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2016	3,680	3,845
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,474
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.087% 2016	25,000	24,915
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	1,245	1,325
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,470	1,597
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,175	1,250
State of Texas, Harris County, Toll Road Rev. Ref. Bonds, Series 2012-D, 1.061% 2016	15,000	15,066
		90,996
Total bonds, notes & other debt instruments (cost: $4,306,298,000)		4,318,870
Short-term securities 8.81%
Bank of New York Mellon Corp. 0.05% due 6/1/2015[3]	60,000	59,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.13% due 6/12/2015	34,700	34,698
Coca-Cola Co. 0.16% due 7/9/2015[3]	15,000	14,998
Electricité de France 0.72% due 1/8/2016[3]	20,000	19,924
Federal Home Loan Bank 0.07% due 6/24/2015–7/31/2015	66,900	66,898
Freddie Mac 0.15% due 10/19/2015	23,000	22,995
Gotham Funding Corp. 0.17% due 6/17/2015[3]	55,000	54,995
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 6/5/2015[3]	28,600	28,599
Sanofi 0.12% due 6/22/2015[3]	12,000	12,000
Sumitomo Mitsui Banking Corp. 0.16% due 6/22/2015[3]	86,200	86,190
Thunder Bay Funding, LLC 0.27% due 10/2/2015[3]	7,400	7,392
Total short-term securities (cost: $408,667,000)		408,688
Total investment securities 101.89% (cost: $4,714,965,000)		4,727,558
Other assets less liabilities (1.89)%		(87,821)
Net assets 100.00%		$4,639,737
Short-Term Bond Fund of America — Page 8 of 11

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $3,670,983,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$2,000,000	$(100)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317	9/17/2015	2,000,000	(100)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.316	9/17/2015	3,000,000	(150)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.758	8/1/2016	36,000	90
Receive	LCH.Clearnet	3-month USD-LIBOR	0.9165	3/5/2017	40,000	110
Receive	LCH.Clearnet	3-month USD-LIBOR	1.29	5/28/2017	505,500	409
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9075	5/28/2017	25,000	(31)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.1285	3/27/2018	50,000	21
Receive	LCH.Clearnet	3-month USD-LIBOR	1.137	4/1/2018	200,000	92
Receive	LCH.Clearnet	3-month USD-LIBOR	1.2005	5/15/2018	50,000	71
Receive	LCH.Clearnet	3-month USD-LIBOR	1.166	5/18/2018	40,000	12
Pay	LCH.Clearnet	3-month USD-LIBOR	1.93625	5/28/2018	515,000	(603)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.201	3/16/2019	155,000	820
Receive	LCH.Clearnet	3-month USD-LIBOR	1.775	4/10/2019	103,000	(364)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.12	5/30/2019	160,000	330
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5035	4/30/2020	30,000	157
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/26/2020	20,000	34
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9155	6/2/2022	13,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.745	3/16/2025	70,000	312
Pay	LCH.Clearnet	3-month USD-LIBOR	2.47	4/8/2025	45,200	754
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1035	5/1/2025	13,000	123
Pay	LCH.Clearnet	3-month USD-LIBOR	2.272	5/7/2025	15,000	(88)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.312	5/18/2025	50,000	(468)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.301	5/22/2025	4,000	(33)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.308	5/22/2025	100,000	(894)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.92375	5/27/2025	70,000	(182)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2335	5/29/2025	20,000	(41)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2325	5/29/2025	30,000	(59)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2335	6/1/2025	25,000	(44)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6165	6/2/2045	14,000	—
						$178

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $19,427,000, which represented .42% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $885,097,000, which represented 19.08% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $51,494,000, which represented 1.11% of the net assets of the fund.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[8]	Purchased on a TBA basis.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$32,644	$32,474.70%
Short-Term Bond Fund of America — Page 9 of 11

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Short-Term Bond Fund of America — Page 10 of 11

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,943
Gross unrealized depreciation on investment securities	(7,684)
Net unrealized appreciation on investment securities	11,259
Cost of investment securities	4,716,299

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Facs. = Facilities
Fin. = Finance
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-0715O-S49243	Short-Term Bond Fund of America — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2015